Derivative financial instruments and debt excluding lease liabilities - Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial Instruments [Abstract]
Carrying amount	$ 43,449	$ 46,710
Fair value	$ 39,681	$ 43,142